Share-Based Compensation - 2021 Plan (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expenses		¥ 234,624	¥ 105,219	¥ 54,283
2021 Option Incentive Plan | Employee share options
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of stock options approved under modification	1,136,631
Share-based payment arrangement, plan modification incremental	¥ 0
Recognized incremental compensation cost	0
Share-based compensation expenses	¥ 6,690